Supplemental cash flow information - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (62,381)	$ (295,917)
Repayment on Geismar 3 construction facility	(173,000)	0
Payment of lease obligations	(101,054)	(106,834)
Proceeds from other limited recourse debt	25,161	12,839
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	2,363,372
Changes from financing cash flows
Repayment of long-term debt and financing fees	(57,563)
Repayment on Geismar 3 construction facility	(173,000)
Payment of lease obligations	0
Proceeds from other limited recourse debt	25,161
Total changes from financing cash flows	(205,402)
Liability-related other changes
Finance costs	3,565
New lease obligations	0
Other	(3,343)
Total liability-related other changes	222
Outstanding at end of period	2,158,192	2,363,372
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	722,234
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Repayment on Geismar 3 construction facility	0
Payment of lease obligations	(101,054)
Proceeds from other limited recourse debt	0
Total changes from financing cash flows	(101,054)
Liability-related other changes
Finance costs	0
New lease obligations	97,673
Other	(1,752)
Total liability-related other changes	95,921
Outstanding at end of period	$ 717,101	$ 722,234